CREDIT FACILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
CREDIT FACILITIES [Abstract]
CREDIT FACILITIES
NOTE 5– CREDIT FACILITIES

Moody Bank Credit Facility

Effective August 3, 2009, the Company entered into a secured $10,000,000 revolving credit agreement (the “Revolver”) with Moody National Bank (“Moody” and “Moody Bank”) to finance the purchase of vehicles for lease. The interest rate on the Revolver is the prime rate plus 1% with a floor of 6%. The Revolver is secured by purchased vehicles, the related receivables associated with leased vehicles, and the personal guaranties of Jerry Parish and Victor Garcia (the Company's majority shareholders).

The credit agreement also required the Company to meet a debt to tangible net worth ratio of 2.5 to one at December 31, 2009; which the Company did not meet. At December 31, 2009, the availability under the $10,000,000 Revolver was limited to $2,500,000. The outstanding balance at December 31, 2009 was $1,679,319. The Revolver matured on December 31, 2009 and was renewed for an additional 60 days at which time an additional $820,681 was advanced to the Company. On February 28, 2010, the Company executed a second renewal, extension and modification of the Revolver (the “Amended Moody Revolver”). The Amended Moody Revolver extended the maturity date of the facility to March 1, 2011, reduced the amount available under the facility to $2,500,000, fixed the interest rate on the facility at 6.5%, and provided for 11 monthly payments of principal and interest of $37,817, with the remaining balance due at maturity. Effective February 28, 2011, the Company executed a Third Renewal, Extension and Modification of the Revolver (the "Third Renewal"). Under the terms of the Third Renewal, the maturity date of the Revolver was extended to March 1, 2012, the amount available remained at $2,500,000, the interest rate was increased and fixed at 6.75%, and the Third Renewal provided for 11 monthly payments of principal and interest of $45,060, with the remaining balance due at maturity on March 1, 2012. On March 29, 2012 and effective March 1, 2012, Moody Bank agreed to enter into a Fourth Renewal, Extension and Modification Agreement (the “Fourth Renewal”), pursuant to which Moody Bank agreed to extend the due date of the Revolver to March 1, 2013 (which credit facility has since been further extended as discussed below) and we agreed to pay monthly payments of principal and interest due under the Revolver of $57,500 per month until maturity. The amount outstanding under the Revolver at the time of the parties' entry into the Fourth Renewal was $1,822,767.

On March 26, 2013 and effective March 1, 2013, Moody Bank agreed to enter into a Fifth Renewal, Extension and Modification Agreement (the “Fifth Renewal”), pursuant to which Moody Bank agreed to extend the due date of the Revolver to March 1, 2014 and we agreed to pay monthly payments of principal and interest under the Revolver of $62,500 per month (beginning April 1, 2013) until maturity. The amount outstanding on the Revolver as of the parties' entry into the Fifth Renewal was $1,290,463.

On April 4, 2014 and effective March 1, 2014, Moody Bank agreed to enter into a Sixth Renewal, Extension and Modification Agreement (the “Sixth Renewal”), pursuant to which Moody Bank agreed to extend the due date of the Revolver to February 1, 2015 and we agreed to pay monthly payments of principal and interest under the Revolver of $60,621 per month (beginning April 1, 2014) until maturity. At September 30, 2014, the outstanding balance on the Revolver was $244,593. Additionally, at September 30, 2014, we were in compliance with the covenants required by the Revolver.

MNH Credit Facility

On November 19, 2013, we, The Mint Leasing, Inc., a Texas corporation (“Mint Texas”) and The Mint Leasing South, Inc. (“Mint South”), our wholly-owned subsidiaries, entered into an Amended and Restated Loan and Security Agreement (the “Loan Agreement”) with MNH Management LLC (“MNH”), pursuant to which, among other things, our outstanding obligations to our then existing Comerica debt were acquired by MNH, and the terms of such debt were amended and revised in the form of a new Amended and Restated Secured Term Loan Note (the “Amended Note”). As part of the acquisition of the debt by MNH, Comerica dismissed its pending lawsuit against us. In connection with the Loan Agreement and the transactions contemplated therein, we paid MNH a fee of $418,500 (4.5% of the Amended Note) at closing and agreed to pay MNH a collateral monitoring fee of 1/12th of one percent of the balance of the Amended Note per month during the term of the Amended Note, as well as certain other expenses described in greater detail in the Amended Note.

The principal amount of the Amended Note, which had an initial balance on November 19, 2013 of $9,300,000, accrues interest at the rate of the greater of (i) the sum of (A) the “Prime Rate” as reported in the “Money Rates” column of The Wall Street Journal, adjusted as and when such Prime Rate changes, plus (B) four and three quarters percent (4.75%) per annum, or (ii) eight percent (8%) per annum, which interest is payable each month beginning December 10, 2013. The principal amount of the Amended Note is payable in eighteen (18) consecutive monthly installments of principal in the amount of two hundred fifty-eight thousand three hundred thirty three dollars ($258,333), commencing on May 12, 2014, with a balloon payment equal to the remaining amount of the note due on November 19, 2015. The Company can prepay the Amended Note at any time. Upon an event of default under the Amended Note, the interest rate of the Amended Note increases to six percent (6%) above the then applicable interest rate. The Loan Agreement includes customary events of default and positive and negative covenants for facilities of similar nature and size as the Loan Agreement.

The amounts due pursuant to the Amended and Restated Secured Term Loan Note are secured by (i) a security interest in all of the Company's assets, (ii) the pledge of all of the outstanding securities of Mint Texas and Mint South, the Company's wholly-owned subsidiaries pursuant to a Pledge and Security Agreement, and (iii) rights under the Company's outstanding automobile leases pursuant to a Collateral Assignment of Leases. Additionally, Jerry Parish, the Company's sole director and Chief Executive Officer, provided a personal guaranty of the repayment of the Amended Note pursuant to a Personal Guaranty.

Pursuant to the Amended Note we are required to repay immediately, any amount of the note that exceeds the lesser of (a) the sum of (A) sixty percent (60%) of then-current receivables under eligible leases provided as collateral for the note, plus (B) sixty percent (60%) of the residual value at lease-end of the underlying motor vehicles then leased under eligible leases, plus (C) sixty percent (60%) of the National Automobile Dealers Association (NADA) loan value (the “NADA Loan Value”) of all motor vehicles which we own that are not under leases, which we have not leased within 120 days and which MNH has a first priority lien in connection with (not to exceed $850,000)(“Eligible Owned Vehicles”); and (b) the sum of (A) seventy percent (70%) of the then-current NADA Loan Value for the underlying motor vehicles on the eligible leases, plus (B) sixty percent (60%) of the NADA Loan Value of Eligible Owned Vehicles (not to exceed $850,000)(collectively, the “Borrowing Base”). MNH agreed to a temporary increase in the Borrowing Base for ninety days following the closing to enable the Company to satisfy certain of its outstanding liabilities and repay certain other of its debts. Additionally, we are required to pay any funds received upon the sale of any motor vehicles to MNH as a prepayment of the Amended Note.

The Company granted MNH and its assignee warrants to purchase up to an aggregate of 20 million shares of the Company's common stock, which have a term of seven years and an exercise price of $0.05 per share as additional consideration for entering into the Loan Agreement and pursuant to a Securities Issuance Agreement, which grants were evidenced by Common Stock Purchase Warrants (the “Warrants”). The Warrants include cashless exercise rights. The holders agreed pursuant to the terms of the Warrants, to restrict their ability to exercise the Warrants and receive shares of common stock such that the number of shares of common stock held by each of them in the aggregate and their affiliates after such exercise will not exceed 4.99% of the then issued and outstanding shares of our common stock, provided that such limitation may be waived (provided that at no time shall shares of common stock equal to more than 9.99% of our outstanding shares of common stock (when aggregating such shares with other shares beneficially owned by such holder) be issuable to either holder) with 61 days prior written notice. The exercise price of the Warrants is subject to anti-dilution protection in the event the Company issues or is deemed to issue any shares for a price per share of less than the then applicable exercise price of the Warrants, subject to certain limited exceptions including securities (i) issued in a bona fide public offering pursuant to a firm commitment underwriting, (ii) issued in connection with an acquisition of a business or technology, including the financing thereof, that is approved by the Company's Board of Directors, (iii) issued pursuant to a transaction with a vendor, including equipment lease providers, if such transaction is approved by the Company's Board of Directors; (iv) issued upon exercise of the Company's convertible securities that are outstanding as of the date of the Warrants (other than the Series B Preferred Stock), or (v) granted to the Company's officers, directors, consultants (in a manner consistent with past practice) and employees as approved by the Company's Board of Directors under a plan or plans adopted by the Company's Board of Directors that are in effect as of the date of the Warrants. The shares of common stock issuable upon exercise of the Warrants (the “Warrant Shares”) are subject to a put option (the “Put”) pursuant to which the Company is required to purchase any or all of the Warrant Shares, at the option of the holder, for a total of $2 million ($0.10 per Warrant Share), pro-rated for any portion thereof (the “Put Price”) at any time after the earliest of (1) the date of prepayment in full of the Amended Loan; (2) the date of MNH's acceleration of the amount due under the Amended Note upon an event of default, (3) November 19, 2015, or (4) the date that a Fundamental Transaction (as defined in the Warrants) occurs, including a change in control, certain mergers and similar transactions (as described in greater detail in the Warrants). The Warrants were recorded as a derivative liability in the amount of $1,883,109, with the offset to the gain on extinguishment discussed above, in accordance with U.S. GAAP. On October 23, 2014, MNH exercised 100,000 of its Warrants (described in greater detail above under “Item 2. Management's Discussion and Analysis or Plan of Operations” – “Corporate History” – "MNH Loan Agreement") , to purchase shares of the Company's common stock.  The Warrants were exercised using the cashless exercise mechanism of the options, pursuant to which 15,744 shares of common stock issuable upon exercise of the Warrants, totaling the $5,000 exercise price of such exercised Warrants,  were surrendered to the Company for cancellation and a net of 84,256 shares of common stock were issued to MNH in connection with such exercise.

Pursuant to the Securities Issuance Agreement, MNH agreed not to engage in “short sales” of the issued and outstanding common stock of the Company while the Warrants are outstanding.

With the extinguishment of the Comerica credit facility, we recognized a one-time gain of $6,708,385 which represents the difference between the removal of the Comerica credit facility of $18,135,374 and the addition of the MNH credit facility of $9,300,000, warrant derivatives issued of $1,883,109 and attorney's fees of $243,880.

Also on November 19, 2013, we, Jerry Parish, our sole officer and director and prior guarantor of the Comerica debt and Victor Garcia, a significant shareholder of the Company and prior guarantor of the Comerica debt, entered into a Settlement Agreement with Comerica Bank. Pursuant to the Settlement Agreement, the parties settled their claims and agreed to dismiss the outstanding lawsuit between the parties. Additionally, the Company provided Comerica a release against various claims and causes of actions associated with the Comerica credit facility and Comerica's actions in connection therewith.

At September 30, 2014, the MNH Note had an outstanding balance of $8,008,335. At September 30, 2014 and December 31, 2013, the MNH Note had accrued interest of $53,967 and $48,825, respectively. Additionally, at September 30, 2014, we were in compliance with the covenants required by the Amended Note.

KBM Worldwide, Inc. Convertible Note

On July 9, 2014, the Company sold KBM Worldwide, Inc. (the “Investor”) a Convertible Promissory Note in the principal amount of $158,500 (the “Convertible Note”), pursuant to a Securities Purchase Agreement, dated the same day (the “Purchase Agreement”). The Convertible Note bears interest at the rate of 8% per annum (22% upon an event of default) and is due and payable on April 15, 2015. All or any portion of the principal amount of the Convertible Note and all accrued interest is convertible at the option of the holder thereof into the Company's common stock at any time following the 180th day after the Convertible Note was issued. The conversion price of the Convertible Note is equal to the greater of (a) $0.00005 per share, (the "Fixed Conversion Price"),and (b) 61% multiplied by the average of the three lowest trading prices of the Company's common stock on the ten trading days before any conversion (representing a discount of 39%).

At no time may the Convertible Note be converted into shares of common stock of the Company if such conversion would result in the Investor and its affiliates owning an aggregate of in excess of 4.99% of the then outstanding shares of the Company's shares of common stock.

The Company may prepay in full the unpaid principal and interest on the Convertible Note, upon notice any time prior to the 180th day after the issuance date. Any prepayment is subject to payment of a prepayment amount ranging from 110% to 135% of the then outstanding balance on the Convertible Note (inclusive of accrued and unpaid interest and any default amounts then owing), depending on when such prepayment is made. The outstanding balance of the Convertible Note at September 30, 2014 was $158,500.

The Company evaluated the KBM Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, does not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.061 being below the market price on July 9, 2014 of $0.27 provided a value of $158,500. During the nine months ended September 30, 2014, $47,152 of the debt discount was amortized. As of September 30, 2014, the remaining debt discount outstanding was $111,348.

The Company plans to repay the loan prior to any conversion.

Third Party Promissory Notes

On March 26, 2011, the Company entered into a Promissory Note with Pamela Kimmel in the amount of $142,000, with a maturity date of March 26, 2012. The Promissory Note accrues interest at the rate of 12% per annum payable monthly. On December 6, 2011, the Company renegotiated the maturity date on $100,000 of the Promissory Note, and extended the maturity of that portion of the Promissory Note to December 6, 2012. The Promissory Note is secured by the personal guaranty of Jerry Parish. The outstanding balance at September 30, 2014 and December 31, 2013 was $142,000. The note has been extended until December 6, 2014.

On November 28, 2011, the Company entered into a Promissory Note with Pablo J. Olivarez, a third party (the husband of one of our employees) in the amount of $100,000, which accrues interest at the rate of 12% per annum payable monthly, and was due and payable on December 28, 2012. The Promissory Note was secured by the personal guaranty of Jerry Parish. The outstanding balance at September 30, 2014 and December 31, 2013 was $100,000. The note has been extended until December 28, 2014.

In March 2012, the Company entered into a Promissory Note with Sambrand Interests, LLC, a third party, in the amount of $220,000, which accrues interest at the rate of 12% per annum payable monthly, and was due in March 2013. The Promissory Note was secured by the personal guaranty of Jerry Parish. At maturity, the Promissory Note was increased to $320,000 and the maturity extended to February 25, 2015. The outstanding balance at September 30, 2014 was $320,000.

In May 2012, the Company entered into another Promissory Note with Sambrand Interests, LLC in the amount of $250,000, which accrues interest at the rate of 12% per annum payable monthly, and was due in May 2013. The Promissory Note was secured by the personal guaranty of Jerry Parish. At maturity, the note was renewed and reduced to $150,000 and the maturity extended to May 15, 2014. The outstanding balance at September 30, 2014 was $150,000. The note has been extended until May 15, 2015.

On May 26, 2014, the Company entered into another Promissory Note with Pablo J. Olivarez in the amount of $70,000, which accrues interest at the rate of 12% per annum payable monthly, and is due and payable on June 15, 2015. The Promissory Note was secured by the personal guaranty of Jerry Parish. The outstanding balance at September 30, 2014 was $70,000.

The following table summarizes the credit facilities and promissory notes discussed above for the period ended September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013

Credit Facility - Moody Bank	$244,593	$783,049
Credit facility – MNH Holdings	8,008,335	9,300,000
Convertible Note Payable - KBM	158,500	-
Debt discount	(111,348)	-
Promissory Notes	782,000	712,000
Total notes payable	$9,082,080	$10,795,049

Related Party Promissory Notes

The Company has notes payable to Jerry Parish, Victor Garcia, and a partnership which is owned by the Company's two majority shareholders (Mr. Parish and Mr. Garcia) through its wholly-owned subsidiary, Mint Texas. The amounts outstanding as of September 30, 2014 and December 31, 2013 were $1,723,079 and $1,211,200, respectively. These notes payable are non-interest bearing and due upon demand. The Company imputed interest on these notes payable at a rate of 8.75% per year. Interest expense of $39,659, and $26,992 was recorded as contributed capital for the nine months ended September 30, 2014 and 2013, respectively.

We believe that the Company has adequate cash flow being generated from its investment in sales-type leases and inventories to meet its financial obligations to the banks in an orderly manner, provided we are able to continue to renew the current credit facilities when they come due and the outstanding balances are amortized over a four to five year period. The Company has historically been able to negotiate such renewals with its lenders. However, there is no assurance that the Company will be able to negotiate such renewals in the future on terms that will be acceptable to the Company. In the future, if we are not able to negotiate renewals and/or expansion of our current credit facilities, we may be required to seek additional capital by selling debt or equity securities. The sale of additional equity or debt securities, if accomplished, may result in dilution to our then shareholders. We provide no assurance that such financing will be available to the Company in amounts or on terms acceptable to us, or at all.

NOTE 5– CREDIT FACILITIES

Moody Bank Credit Facility

Effective August 3, 2009, the Company entered into a secured $10,000,000 revolving credit agreement (the “Revolver”) with Moody National Bank (“Moody” and “Moody Bank”) to finance the purchase of vehicles for lease. The interest rate on the Revolver is the prime rate plus 1% with a floor of 6%. The Revolver is secured by purchased vehicles, the related receivables associated with leased vehicles, and the personal guaranties of Jerry Parish and Victor Garcia (the Company's majority shareholders).

The credit agreement also required the Company to meet a debt to tangible net worth ratio of 2.5 to one at December 31, 2009; which the Company did not meet. At December 31, 2009, the availability under the $10,000,000 Revolver was limited to $2,500,000. The outstanding balance at December 31, 2009 was $1,679,319. The Revolver matured on December 31, 2009 and was renewed for an additional 60 days at which time an additional $820,681 was advanced to the Company. On February 28, 2010, the Company executed a second renewal, extension and modification of the Revolver (the “Amended Moody Revolver”). The Amended Moody Revolver extended the maturity date of the facility to March 1, 2011, reduced the amount available under the facility to $2,500,000, fixed the interest rate on the facility at 6.5%, and provided for 11 monthly payments of principal and interest of $37,817, with the remaining balance due at maturity. Effective February 28, 2011, the Company executed a Third Renewal, Extension and Modification of the Revolver (the "Third Renewal"). Under the terms of the Third Renewal, the maturity date of the Revolver was extended to March 1, 2012, the amount available remained at $2,500,000, the interest rate was increased and fixed at 6.75%, and the Third Renewal provided for 11 monthly payments of principal and interest of $45,060, with the remaining balance due at maturity on March 1, 2012. On March 29, 2012 and effective March 1, 2012, Moody Bank agreed to enter into a Fourth Renewal, Extension and Modification Agreement (the “Fourth Renewal”), pursuant to which Moody Bank agreed to extend the due date of the Revolver to March 1, 2013 (which credit facility has since been further extended as discussed below) and we agreed to pay monthly payments of principal and interest due under the Revolver of $57,500 per month until maturity. The amount outstanding under the Revolver at the time of the parties' entry into the Fourth Renewal was $1,822,767.

On March 26, 2013 and effective March 1, 2013, Moody Bank agreed to enter into a Fifth Renewal, Extension and Modification Agreement (the “Fifth Renewal”), pursuant to which Moody Bank agreed to extend the due date of the Revolver to March 1, 2014 and we agreed to pay monthly payments of principal and interest under the Revolver of $62,500 per month (beginning April 1, 2013) until maturity. The amount outstanding on the Revolver as of the parties' entry into the Fifth Renewal was $1,290,463.  Moody Bank has agreed to further extend the Revolver as described in Note 14 below.

At December 31, 2013, the outstanding balance on the Revolver was $783,049. Additionally, at December 31, 2013, we were in compliance with the covenants required by the Revolver.

Comerica Bank Credit Facility

On or around January 6, 2009, the Company entered into a renewal of its $33,000,000 revolving credit facility with Sterling Bank of Houston, Texas (now Comerica Bank “Comerica Bank” or “Comerica”) that matured on October 2, 2009. On or around October 27, 2009, the Company entered into a Modification, Renewal and Extension Agreement and an Amended and Restated Loan Agreement in connection with its $33,000,000 line of credit facility with Comerica Bank (collectively the “Renewal”). On or around July 30, 2010, we entered into a Modification Agreement with Comerica Bank to modify and amend the Renewal. On December 14, 2010, and effective November 10, 2010, we entered into an additional Modification Agreement with Comerica Bank to modify and amend the Renewal (the “Modification”). On April 13, 2011, and effective as of March 10, 2011, the Company entered into an additional Modification Agreement with Comerica Bank (the "March 2011 Modification").

The Modification and March 2011 Modification also modified and amended our required borrowing base and minimum net worth requirements under the Renewal, which factor into whether we are in compliance with the terms and conditions of and/or in default of the terms of the Renewal.

The outstanding amount of the Renewal at the time of the parties' entry into the Modification was $23,704,253, and the Modification amended the Renewal to reflect such current balance outstanding, and to provide that such outstanding balance would be repaid in monthly installments of $110,000 of principal, plus accrued interest, due on the tenth (10th) of each month beginning December 10, 2010 and continuing until February 10, 2011 (we had previously been making monthly installment payments of $110,000 beginning in July 2010), with a balloon payment of the remaining amount of the outstanding principal and interest due on such Renewal payable on March 10, 2011 (previously the full amount of the Renewal as modified by the first Modification Agreement, was due and payable on November 10, 2010).

The outstanding amount of the Renewal at the time of the parties' entry into the March 2011 Modification was $22,648,222, and the March 2011 Modification amended the Renewal to reflect such current balance outstanding, and to provide that such outstanding balance would be repaid in monthly installments of $160,000 of principal, plus accrued interest, due on the tenth (10th) of each month beginning April 10, 2011 and continuing until August 10, 2011, with a balloon payment of the remaining amount of the outstanding principal and interest due on such Renewal payable on September 10, 2011. Additionally, each month, we were required to pay Comerica Bank, in addition to the monthly payments, a prepayment of principal equal to the amount of all proceeds from the sale of our vehicles which had not already been paid to Comerica Bank as a result of the monthly payment.

On October 27, 2011 and effective September 10, 2011, the Company entered into an additional Modification Agreement with Comerica Bank (the “September 2011 Modification”), to modify and amend the Renewal.

The September 2011 Modification, similar to the Modification and March 2011 Modification modified and amended our required borrowing base and minimum net worth requirements under the Renewal, which factor into whether we are in compliance with the terms and conditions of and/or in default of the terms of the Renewal.

The September 2011 Modification did not otherwise materially amend or modify the terms of the Renewal, which evidences a Secured Note Payable (the "Note Payable"); except that it increased the interest rate of the Note Payable to the prime rate plus 2.5%, compared to the prime rate plus 2% (as was previously provided under the terms of the Note Payable), in each case subject to a floor of 6%.

Comerica Bank also agreed pursuant to the terms of the September 2011 Modification that we could prepay and satisfy the entire outstanding amount of the Note Payable if we are able to pay Comerica Bank an aggregate of $17,500,000 by December 31, 2011 (the “Pre-Payment Right”), which we were unable to accomplish.

On March 30, 2012, and with an effective date of March 10, 2012, Comerica Bank agreed to extend the due date of the Renewal until June 10, 2012 and to forbear from enforcing certain covenants of the Renewal and we agreed to increase the amount of interest payable under the Renewal to the prime rate plus 3.5%, subject to a floor of 6%, which rate is currently 6.75% per annum, increase the monthly payments due under the Renewal to $275,000 per month, and pay fees associated with the extension totaling $210,000 (the “March 2012 Extension”). The outstanding balance on the Note Payable as of the effective date of the March 2012 Extension was $20,372,657.

Comerica subsequently agreed to further extend the maturity date of the Renewal, and on several dates agreed to accept a discounted payment in full satisfaction of the amounts owed in connection with the Renewal, provided that we were unable to make such discounted payments.

On April 8, 2013, we and Comerica entered into a Settlement, Release, Indemnity and Limited Forbearance Agreement (the “Forbearance Agreement”). Pursuant to the Forbearance Agreement, we agreed that the Renewal was in default and Comerica agreed to forbear from taking any action against us to enforce the default until the earlier of 4 p.m. on April 18, 2013, or the date that a default occurred under the Renewal other than in connection with our failure to repay such Renewal. We also agreed to pay $500,000 towards the balance of the Renewal on April 5, 2013, which funds have been paid to date and to pay a discounted settlement payment in full satisfaction of the Renewal in the amount of $12 million on April 18, 2013, along with legal fees of Comerica's counsel (the “Settlement Amount”). We also agreed to release Comerica from and to indemnify Comerica against certain claims and causes of action. We were unable to pay the Settlement Amount and on June 4, 2013, Comerica filed a lawsuit against us, seeking payment of amounts alleged due by us to Comerica and the enforcement of certain personal guaranties by Jerry Parish, our sole officer and director and Victor Garcia, a significant shareholder of the Company. On July 3, 2013, the court granted a temporary injunction against us prohibiting us from, among other things, commingling any income from any collateral held by Comerica and limiting us to $175,000 of normal business expenses per month.

On November 19, 2013, we entered into the Amended and Restated Loan and Security Agreement with MNH Management LLC, further described below, pursuant to which, among other things, our outstanding obligations to Comerica were acquired by MNH Management LLC and evidenced by a new Amended and Restated Secured Term Loan Note with an extended maturity date and reduced balance and Comerica dismissed its lawsuit against us. In conjunction with the extinguishment of the Comerica credit facility, we recognized a one-time gain of $6,708,385 which represents the difference between the removal of the Comerica credit facility of $18,135,374 and the addition of the MNH credit facility of $9,300,000, warrant derivatives issued of $1,883,109 and attorney's fees of $243,880.

The Comerica Note had no outstanding balance at December 31, 2013.

MNH Credit Facility

On November 19, 2013, we, The Mint Leasing, Inc., a Texas corporation (“Mint Texas”) and The Mint Leasing South, Inc. (“Mint South”), our wholly-owned subsidiaries, entered into an Amended and Restated Loan and Security Agreement (the “Loan Agreement”) with MNH Management LLC (“MNH”), pursuant to which, among other things, our outstanding obligations to Comerica were acquired by MNH, and the terms of such debt were amended and revised in the form of a new Amended and Restated Secured Term Loan Note (the “Amended Note”). As part of the acquisition of the debt by MNH, Comerica dismissed its lawsuit against us. In connection with the Loan Agreement and the transactions contemplated therein, we paid MNH a fee of $418,500 (4.5% of the Amended Note) at closing and agreed to pay MNH a collateral monitoring fee of 1/12th of one percent of the balance of the Amended Note per month during the term of the Amended Note, as well as certain other expenses described in greater detail in the Amended Note.

The Amended Note has a balance of $9,300,000, accrues interest at the rate of the greater of (i) the sum of (A) the “Prime Rate” as reported in the “Money Rates” column of The Wall Street Journal, adjusted as and when such Prime Rate changes, plus (B) four and three quarters percent (4.75%) per annum, or (ii) eight percent (8%) per annum, which interest is payable each month beginning December 10, 2013. The principal amount of the Amended Note is payable in eighteen (18) consecutive monthly installments of principal in the amount of two hundred fifty-eight thousand three hundred thirty three dollars ($258,333), commencing on May 12, 2014, with a balloon payment equal to the remaining amount of the note due on November 19, 2015. The Company can prepay the Amended Note at any time, provided that the Company is required to pay an additional 10% of the amount then outstanding as a prepayment penalty. Upon an event of default under the Amended Note, the interest rate of the Amended Note increases to six percent (6%) above the then applicable interest rate. The Loan Agreement includes customary events of default and positive and negative covenants for facilities of similar nature and size as the Loan Agreement.

The amounts due pursuant to the Amended and Restated Secured Term Loan Note are secured by (i) a security interest in all of the Company's assets, (ii) the pledge of all of the outstanding securities of Mint Texas and Mint South, the Company's wholly-owned subsidiaries pursuant to a Pledge and Security Agreement, and (iii) rights under the Company's outstanding automobile leases pursuant to a Collateral Assignment of Leases. Additionally, Jerry Parish, the Company's sole director and Chief Executive Officer, provided a personal guaranty of the repayment of the Amended Note pursuant to a Personal Guaranty.

Pursuant to the Amended Note we are required to repay immediately, any amount of the note that exceeds the lesser of (a) the sum of (A) sixty percent (60%) of then-current receivables under eligible leases provided as collateral for the note, plus (B) sixty percent (60%) of the residual value at lease-end of the underlying motor vehicles then leased under eligible leases, plus (C) sixty percent (60%) of the National Automobile Dealers Association (NADA) loan value (the “NADA Loan Value”) of all motor vehicles which we own that are not under leases, which we have not leased within 120 days and which MNH has a first priority lien in connection with (not to exceed $850,000)(“Eligible Owned Vehicles”); and (b) the sum of (A) seventy percent (70%) of the then-current NADA Loan Value for the underlying motor vehicles on the eligible leases, plus (B) sixty percent (60%) of the NADA Loan Value of Eligible Owned Vehicles (not to exceed $850,000)(collectively, the “Borrowing Base”). MNH agreed to a temporary increase in the Borrowing Base for ninety days following the closing to enable the Company to satisfy certain of its outstanding liabilities and repay certain other of its debts. Additionally, we are required to pay any funds received upon the sale of any motor vehicles to MNH as a prepayment of the Amended Note.

The Company granted MNH and its assignee warrants to purchase up to an aggregate of 20 million shares of the Company's common stock, which have a term of seven years and an exercise price of $0.05 per share as additional consideration for entering into the Loan Agreement and pursuant to a Securities Issuance Agreement, which grants were evidenced by Common Stock Purchase Warrants (the “Warrants”). The Warrants include cashless exercise rights. The holders agreed pursuant to the terms of the Warrants, to restrict their ability to exercise the Warrants and receive shares of common stock such that the number of shares of common stock held by each of them in the aggregate and their affiliates after such exercise will not exceed 4.99% of the then issued and outstanding shares of our common stock, provided that such limitation may be waived (provided that at no time shall shares of common stock equal to more than 9.99% of our outstanding shares of common stock (when aggregating such shares with other shares beneficially owned by such holder) be issuable to either holder) with 61 days prior written notice. The exercise price of the Warrants is subject to anti-dilution protection in the event the Company issues or is deemed to issue any shares for a price per share of less than the then applicable exercise price of the Warrants, subject to certain limited exceptions including securities (i) issued in a bona fide public offering pursuant to a firm commitment underwriting, (ii) issued in connection with an acquisition of a business or technology, including the financing thereof, that is approved by the Company's Board of Directors, (iii) issued pursuant to a transaction with a vendor, including equipment lease providers, if such transaction is approved by the Company's Board of Directors; (iv) issued upon exercise of the Company's convertible securities that are outstanding as of the date of the Warrants (other than the Series B Preferred Stock), or (v) granted to the Company's officers, directors, consultants (in a manner consistent with past practice) and employees as approved by the Company's Board of Directors under a plan or plans adopted by the Company's Board of Directors that are in effect as of the date of the Warrants. The shares of common stock issuable upon exercise of the Warrants (the “Warrant Shares”) are subject to a put option (the “Put”) pursuant to which the Company is required to purchase any or all of the Warrant Shares, at the option of the holder, for a total of $2 million ($0.10 per Warrant Share), pro-rated for any portion thereof (the “Put Price”) at any time after the earliest of (1) the date of prepayment in full of the Amended Loan; (2) the date of MNH's acceleration of the amount due under the Amended Note upon an event of default, (3) November 19, 2015, or (4) the date that a Fundamental Transaction (as defined in the Warrants) occurs, including a change in control, certain mergers and similar transactions (as described in greater detail in the Warrants). The Warrants were recorded as a derivative liability in the amount of $1,883,109, with the offset to the gain on extinguishment discussed above, in accordance with U.S. GAAP.

Pursuant to the Securities Issuance Agreement, MNH agreed not to engage in “short sales” of the issued and outstanding common stock of the Company while the Warrants are outstanding.

With the extinguishment of the Comerica credit facility, we recognized a one-time gain of $6,708,385 which represents the difference between the removal of the Comerica credit facility of $18,135,374 and the addition of the MNH credit facility of $9,300,000, warrant derivatives issued of $1,883,109 and attorney's fees of $243,880.

Also on November 19, 2013, we, Jerry Parish, our sole officer and director and prior guarantor of the Comerica debt and Victor Garcia, a significant shareholder of the Company and prior guarantor of the Comerica debt, entered into a Settlement Agreement with Comerica Bank. Pursuant to the Settlement Agreement, the parties settled their claims and agreed to dismiss the outstanding lawsuit between the parties. Additionally, the Company provided Comerica a release against various claims and causes of actions associated with the Comerica credit facility and Comerica's actions in connection therewith.

At December 31, 2013, the MNH Note had an outstanding balance of $9,300,000. Additionally, at December 31, 2013, we were in compliance with the covenants required by the Amended Note.

Third Party Promissory Notes

On March 1, 2011, the Company entered into a Promissory Note with Pamela Kimmel, a third party, in the amount of $100,000, which accrues interest at the rate of 12% per annum payable monthly, and was due on March 1, 2012. The Promissory Note was secured by the personal guaranty of Jerry Parish. This note was paid off on March 26, 2011, with the proceeds of a new Promissory Note as described below.

On March 26, 2011, the Company paid off the $100,000 Promissory Note and entered into a new Promissory Note with Pamela Kimmel in the amount of $142,000, with a maturity date of March 26, 2012. The Promissory Note accrues interest at the rate of 12% per annum payable monthly. On December 6, 2011, the Company renegotiated the maturity date on $100,000 of the Promissory Note, and extended the maturity of that portion of the Promissory Note to December 6, 2012. The Promissory Note is secured by the personal guaranty of Jerry Parish. The outstanding balance at December 31, 2013 and December 31, 2012 was $142,000. The note has been extended until December 6, 2014.

In August 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. (“Asher”), pursuant to which the Company sold Asher a convertible note in the amount of $68,000, bearing interest at the rate of 8% per annum (the “Convertible Note”) which Convertible Note was amended in October 2011, to be effective as of August 2011. The Convertible Note provided Asher the right to convert the outstanding balance (including accrued and unpaid interest) of such Convertible Note into shares of the Company's common stock at a conversion price equal to the greater of (a) 61% of the average of the five lowest trading prices of the Company's common stock during the ten trading days prior to such conversion date; and (b) $0.00009 per share.

The Convertible Note, which accrued interest at the rate of 8% per annum, was payable, along with interest thereon on May 7, 2012, but was repaid in March 2012. The note's convertible feature was valued and resulted in a debt discount of $43,475, which was fully amortized at the time of payment.

Asher converted $10,000 of the amount owed under the Convertible Note into 190,476 shares of the Company's common stock ($0.0525 per share) in February 2012. In March 2012, the Company repaid the entire remaining balance due under the Convertible Note for an aggregate of $90,003 including penalty and interest.

On November 28, 2011, the Company entered into a Promissory Note with Pablo J. Olivarez, a third party (the husband of one of our employees) in the amount of $100,000, which accrues interest at the rate of 12% per annum payable monthly, and was due and payable on December 28, 2012. The Promissory Note was secured by the personal guaranty of Jerry Parish. The outstanding balance at December 31, 2013 and December 31, 2012 was $100,000. The note has been extended until December 28, 2014.

In March 2012, the Company entered into a Promissory Note with Sambrand Interests, LLC, a third party, in the amount of $220,000, which accrues interest at the rate of 12% per annum payable monthly, and was due in March 2013. The Promissory Note was secured by the personal guaranty of Jerry Parish. At maturity, the Promissory Note was increased to $320,000 and the maturity extended to February 25, 2014. The outstanding balance at December 31, 2013 was $320,000.

In May 2012, the Company entered into another Promissory Note with Sambrand Interests, LLC in the amount of $250,000, which accrues interest at the rate of 12% per annum payable monthly, and was due in May 2013. The Promissory Note was secured by the personal guaranty of Jerry Parish. At maturity, the note was renewed and reduced to $150,000 and the maturity extended to May 15, 2014. The outstanding balance at December 31, 2013 was $150,000.

The following table summarizes the credit facilities and promissory notes discussed above for the period ended December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012

Credit Facility - Comerica Bank	$-	$19,063,447
Credit Facility - Moody Bank	783,049	1,385,885
Credit facility – MNH Holdings	9,300,000	-
Promissory Notes	712,000	712,000
Total notes payable	$10,795,049	$21,161,332

We believe that the Company has adequate cash flow being generated from its investment in sales-type leases and inventories to meet its financial obligations to the banks in an orderly manner, provided we are able to continue to renew the current credit facilities when they come due and the outstanding balances are amortized over a four to five year period. The Company has historically been able to negotiate such renewals with its lenders. However, there is no assurance that the Company will be able to negotiate such renewals in the future on terms that will be acceptable to the Company. In the future, if we are not able to negotiate renewals and/or expansion of our current credit facilities, we may be required to seek additional capital by selling debt or equity securities. The sale of additional equity or debt securities, if accomplished, may result in dilution to our then shareholders. We provide no assurance that such financing will be available to the Company in amounts or on terms acceptable to us, or at all.